Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity and other investments carried at fair value	$ 2,977	$ 869
Class A Subordinate Voting
Common shares issued (in shares)	1,207,318,947	1,195,697,614
Common shares outstanding (in shares)	1,207,318,947	1,195,697,614
Class B Multiple Voting
Common shares issued (in shares)	79,251,346	79,430,952
Common shares outstanding (in shares)	79,251,346	79,430,952
Founder Share
Common shares issued (in shares)	1	1
Common shares outstanding (in shares)	1	1
Common shares authorized (in shares)	1	1